Non-current Financial Assets - Summary of Non-current Financial Assets (Detail) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Other Noncurrent Assets [Abstract]
Deposits	€ 273	€ 311
R&D Tax credit receivable	1,161
Total	€ 1,434	€ 311